Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Cash flows from operating activities
Net income (loss)	$ (24,916)	$ 12,723
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities:
Depreciation	10,156	5,521
Amortization	56,265	3,441
Deferred income taxes	(16,875)
Stock-based compensation	17,463	1,897
Excess tax benefit from stock options	(1,962)	(2,307)
Change in fair value of earn-out obligations	1,607
Other non-cash items	(656)	2
Net change in operating assets and liabilities, net of acquisitions:
Accounts receivable, net	(21,520)	(9,635)
Inventories	(15,643)	(12,522)
Net investment in sales-type leases	(1,992)	(2,709)
Accounts payable and other current liabilities	(3,216)	4,567
Non-current liabilities	5,045
Unearned revenues	6,669	300
Other assets and liabilities	5,989	1,032
Net cash provided by (used in) operating activities	16,414	2,310
Cash flows from investing activities
Increase in short-term bank deposits	(179,937)
Acquisition of property and equipment	(20,607)	(7,531)
Acquisition of intangible and other assets	(1,326)	(1,818)
Proceeds from the maturity of investments		12,498
Proceeds from the sale of investments		4,803
Purchase of investments		(8,407)
Cash paid through merger with MakerBot, net	(8,758)
Other investing activities	303
Net cash provided by (used in) investing activities	(210,325)	(455)
Cash flows from financing activities
Proceeds from secondary offering, net of expenses	462,942
Proceeds from exercise of stock options	10,004	3,618
Excess tax benefit from stock options	1,962	2,307
Net cash provided by financing activities	474,908	5,925
Effect of exchange rate changes on cash	67	28
Net change in cash and cash equivalents	281,064	7,808
Cash and cash equivalents, beginning of period	133,826	20,092
Cash and cash equivalents, end of period	414,890	27,900
Supplemental disclosures of cash flow information:
Transfer of fixed assets to inventory	802	278
Transfer of inventory to fixed assets	4,712	3,492
Fair value of assets acquired, including $3,405 of cash	573,007
Less liabilities assumed	(79,357)
Net acquired assets	493,650
Cash paid	12,163
Shares and other consideration	481,487
Total consideration	$ 493,650